Certain Balance Sheet Items (Tables)	9 Months Ended
Sep. 30, 2021
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventory, Current [Table Text Block]	The following table summarizes inventories (in thousands):

	September 30, 2021	December 31, 2020
Raw materials	$108	$119
Work in process	149	167
Finished goods	244	272
	$501	$558

Schedule of Other Current Assets [Table Text Block]
The following table summarizes other current assets (in thousands):

	September 30, 2021	December 31, 2020
Prepaid services	$1,037	$421
Prepaid insurance	484	158
Transition service agreement	—	115
Deferred cost - service contracts	62	99
Other	103	14
	$1,686	$807

Schedule of Other Assets, Noncurrent [Table Text Block]
The following table summarizes other assets (in thousands):

	September 30, 2021	December 31, 2020
Prepaid property and equipment	$85,000	$—
Prepaid insurance and services	284	385
Deferred cost – service contracts	13	56
Other	3	2
	$85,300	$443